7. COMMITMENTS AND CONTINGENCIES (Details Narrative - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Forgiveness of debt	$ 352,071	$ 0